NET INCOME PER SHARE (Basic and Diluted Net Income Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic net income per share:
Net income (loss)	$ 13,771	[1]	$ (30,330)	[1]	$ 1,520	[1]	$ (6,028)	[1]	$ 12,786	$ 13,211	$ 8,514	$ 6,693	$ (21,067)	$ 41,204	$ 27,989
Weighted average common shares outstanding (in shares)													28,416	28,232	28,952
Basic net income per common share (in dollars per share)													$ (0.74)	$ 1.46	$ 0.97
Diluted net income per share:
Net income	$ 13,771	[1]	$ (30,330)	[1]	$ 1,520	[1]	$ (6,028)	[1]	$ 12,786	$ 13,211	$ 8,514	$ 6,693	$ (21,067)	$ 41,204	$ 27,989
Weighted average common shares outstanding (in shares)													28,416	28,232	28,952
Effect of dilutive securities:
Stock options and restricted stock (in shares)													0	284	543
Weighted average common shares for diluted earnings per share (in shares)													28,416	28,516	29,495
Diluted net income per common share (in dollars per share)													$ (0.74)	$ 1.44	$ 0.95

[1]	The first quarter of 2013 was negatively impacted by a voluntary recall of certain products manufactured in the Company's Añasco, Puerto Rico facility.On July 31, 2013, the Company performed the annual goodwill impairment test which resulted in a non-cash goodwill impairment charge of $46.7 million for its U.S. Spine reporting unit, which is a part of the U.S. Spine and Other reportable segment. The Company incurred incremental costs related to the implementation of its global enterprise resource planning system in the first, second, third, and fourth quarters of 2013 of $6.1 million, $7.6 million, $5.0 million and $5.6 million, respectively.The Company incurred costs related to the remediation of the FDA warning letters at its manufacturing facilities of $2.1 million, $3.0 million, $2.8 million and $0.4 million in the first, second, third and fourth quarters of 2013, respectively.